Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 13 .2%
$ 121,039
AmeriCredit Automobile Receivables
Trust , Series 2017-4, Class B , 2.360% ,
12/19/22 .......................
$ 121,475
59,857
AmeriCredit Automobile Receivables
Trust , Series 2017-3, Class B , 2.240% ,
6/19/23 .......................
59,969
100,000
AmeriCredit Automobile Receivables
Trust , Series 2018-1, Class B , 3.260% ,
1/18/24 .......................
101,734
150,000
AmeriCredit Automobile Receivables
Trust , Series 2019-1, Class B , 3.130% ,
2/18/25 .......................
155,254
350,000
AmeriCredit Automobile Receivables
Trust , Series 2019-3, Class C , 2.320% ,
7/18/25 .......................
362,597
49,478
ARI Fleet Lease Trust , Series 2018-A,
Class A2 , 2.550% , 10/15/26 (a) .......
49,517
138,451
ARI Fleet Lease Trust , Series 2019-A,
Class A2A , 2.410% , 11/15/27 (a) .....
140,343
350,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2016-2A, Class A , 2.720% ,
11/20/22 (a) .....................
354,449
200,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2019-1A, Class A , 3.450% ,
3/20/23 (a) .....................
205,281
10,104
CarMax Auto Owner Trust , Series 2017-4,
Class A3 , 2.110% , 10/17/22 .........
10,143
103,730
Chesapeake Funding II, LLC , Series 2017-
3A, Class A1 , 1.910% , 8/15/29 (a) .....
103,889
172,186
Chesapeake Funding II, LLC , Series 2018-
2A, Class A1 , 3.230% , 8/15/30 (a) .....
176,019
10,232
Citicorp Residential Mortgage Trust ,
STEP, Series 2007-2, Class A6 , 4.972% ,
6/25/37 .......................
10,436
16,692
Countrywide Asset-Backed Certificates ,
Series 2004-12, Class MV4 , 1.573% ,
(LIBOR USD 1-Month plus 1.43%) ,
3/25/35 (b) .....................
16,688
1,645
Countrywide Asset-Backed Certificates ,
Series 2006-3, Class 2A3 , 0.728% ,
(LIBOR USD 1-Month plus 0.58%) ,
6/25/36 (b) .....................
1,645
114,201
Enterprise Fleet Financing, LLC , Series
2018-1, Class A2 , 2.870% , 10/20/23 (a) .
114,673
147,981
Enterprise Fleet Financing, LLC , Series
2019-3, Class A2 , 2.060% , 5/20/25 (a) ..
150,469
227,953
GreatAmerica Leasing Receivables
Funding, LLC , Series 2020-1, Class A2 ,
1.760% , 6/15/22 (a) ...............
229,462
239,314
GreatAmerica Leasing Receivables
Funding, LLC , Series 2018-1, Class A4 ,
2.830% , 6/17/24 (a) ...............
242,170
24,877
Hyundai Auto Receivables Trust , Series
2018-A, Class A3 , 2.790% , 7/15/22 ...
25,039
100,000
Hyundai Auto Receivables Trust , Series
2016-B, Class C , 2.190% , 11/15/22 ...
100,271
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 81,806
New Century Home Equity Loan Trust ,
Series 2005-3, Class M3 , 0.913% ,
(LIBOR USD 1-Month plus 0.77%) ,
7/25/35 (b) .....................
$ 81,758
107,841
Santander Drive Auto Receivables Trust ,
Series 2019-1, Class B , 3.210% , 9/15/23
108,294
42,051
Santander Drive Auto Receivables Trust ,
Series 2018-1, Class C , 2.960% , 3/15/24
42,251
400,000
Santander Drive Auto Receivables Trust ,
Series 2020-3, Class B , 0.690% , 3/17/25
400,992
43,244
Saxon Asset Securities Trust , Series 2006-
2, Class A3C , 0.298% , (LIBOR USD
1-Month plus 0.15%) , 9/25/36 (b) .....
43,156
92,101
SoFi Professional Loan Program Trust ,
Series 2020-A, Class A1FX , 2.060% ,
5/15/46 (a) .....................
92,784
25,747
Sofi Professional Loan Program, LLC ,
Series 2016-E, Class A1 , 0.998% ,
(LIBOR USD 1-Month plus 0.85%) ,
7/25/39 (a) (b) ...................
25,718
291,000
Wheels SPV 2, LLC , Series 2018-1A,
Class A3 , 3.240% , 4/20/27 (a) ........
295,214
124,626
Wheels SPV 2, LLC , Series 2019-1A,
Class A2 , 2.300% , 5/22/28 (a) ........
125,815
228,000
World Omni Auto Receivables Trust , Series
2018-B, Class A4 , 3.030% , 6/17/24 ...
235,861
Total Asset Backed Securities
(Cost $ 4,165,918 ) ................ 4,183,366
COLLATERALIZED MORTGAGE OBLIGATIONS — 1 .2%
94,575
Freddie Mac , Series 3959, Class PN ,
2.000% , 1/15/26 .................
94,961
134,889
Freddie Mac , Series 4172, Class PB ,
1.500% , 7/15/40 .................
135,285
63,837
Galton Funding Mortgage Trust ,
Series 2018-2, Class A41 , 4.500% ,
10/25/58 (a) (c) ...................
64,997
88,555
Galton Funding Mortgage Trust ,
Series 2019-1, Class A41 , 4.500% ,
2/25/59 (a) (c) ...................
89,757
Total Collateralized Mortgage Obligations
(Cost $ 382,946 ) ................. 385,000
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 12 .1%
89,055
COMM 2012-CCRE1 Mortgage Trust ,
Series 2012-CR1, Class A3 , 3.391% ,
5/15/45 .......................
90,842
250,000
COMM 2012-CCRE2 Mortgage Trust ,
Series 2012-CR2, Class A4 , 3.147% ,
8/15/45 .......................
258,028

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 371,000
COMM 2013-CCRE6 Mortgage Trust ,
Series 2013-CR6, Class A4 , 3.101% ,
3/10/46 .......................
$ 384,648
253,708
COMM 2014-CCRE15 Mortgage Trust ,
Series 2014-CR15, Class A2 , 2.928% ,
2/10/47 .......................
252,977
41,503
COMM 2015-CCRE22 Mortgage Trust ,
Series 2015-CR22, Class A2 , 2.856% ,
3/10/48 .......................
41,491
47,257
COMM 2015-CCRE23 Mortgage Trust ,
Series 2015-CR23, Class A2 , 2.852% ,
5/10/48 .......................
47,633
311,919
DBUBS 2011-LC2 Mortgage Trust ,
Series 2011-LC2A, Class A4 , 4.537% ,
7/10/44 (a) .....................
313,497
350,000
GS Mortgage Securities Trust , Series 2013-
GC16, Class A4 , 4.271% , 11/10/46 ....
381,724
367,000
GS Mortgage Securities Trust 2013-GCJ12 ,
Series 2013-GC12, Class A4 , 3.135% ,
6/10/46 .......................
385,811
84,195
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2011-C3, Class
A4 , 4.717% , 2/15/46 (a) ............
84,436
186,297
Morgan Stanley Capital I Trust , Series
2011-C2, Class A4 , 4.661% , 6/15/44 (a)
187,377
300,000
UBS-Barclays Commercial Mortgage
Trust , Series 2012-C4, Class A5 ,
2.850% , 12/10/45 ................
310,968
187,520
UBS-Barclays Commercial Mortgage
Trust , Series 2012-C3, Class A4 ,
3.091% , 8/10/49 .................
193,891
152,798
WFRBS Commercial Mortgage Trust ,
Series 2011-C3, Class A4 , 4.375% ,
3/15/44 (a) .....................
153,010
220,000
WFRBS Commercial Mortgage Trust ,
Series 2011-C4, Class A4 , 4.902% ,
6/15/44 (a) (c) ...................
221,253
317,449
WFRBS Commercial Mortgage Trust ,
Series 2011-C5, Class A4 , 3.667% ,
11/15/44 .......................
321,265
70,000
WFRBS Commercial Mortgage Trust ,
Series 2012-C7, Class A2 , 3.431% ,
6/15/45 .......................
72,215
121,184
WFRBS Commercial Mortgage Trust ,
Series 2014-C19, Class A3 , 3.660% ,
3/15/47 .......................
122,988
Total Commercial Mortgage-Backed
Securities
(Cost $ 3,845,834 ) ................ 3,824,054
Principal
Amount Fair Value
CORPORATE BONDS — 65 .7%
Aerospace & Defense — 0 .3%
$ 100,000
Raytheon Technologies Corp. , 2.800% ,
3/15/22 ....................... $ 102,843
Automobiles — 3 .7%
100,000
BMW U.S. Capital, LLC , 0.631% ,
(LIBOR USD 3-Month plus 0.41%) ,
4/12/21 (a) (b) ................... 100,068
300,000
Daimler Finance North America, LLC ,
2.000% , 7/6/21 (a) ................ 302,377
280,000
Ford Motor Credit Co., LLC , 3.200% ,
1/15/21 ....................... 280,140
150,000
General Motors Financial Co., Inc. ,
1.779% , (LIBOR USD 3-Month plus
1.55%) , 1/14/22 (b) ............... 151,226
150,000
General Motors Financial Co., Inc. ,
3.200% , 7/6/21 .................. 151,613
189,000
Hyundai Capital America , 1.170% ,
(LIBOR USD 3-Month plus 0.94%) ,
7/8/21 (a) (b) .................... 189,251
1,174,675
Banks — 15 .8%
200,000
American Express Co. , 0.825% , (LIBOR
USD 3-Month plus 0.60%) , 11/5/21 (b) . 200,820
200,000
BNP Paribas SA , 2.950% , 5/23/22 (a) .... 207,117
250,000
BNZ International Funding, Ltd. , 2.100% ,
9/14/21 (a) ..................... 253,458
250,000
BPCE SA , 1.433% , (LIBOR USD 3-Month
plus 1.22%) , 5/22/22 (a) (b) .......... 252,874
250,000
Capital One Financial Corp. , 4.750% ,
7/15/21 ....................... 255,833
154,000
Citigroup, Inc. , 1.620% , (LIBOR USD
3-Month plus 1.38%) , 3/30/21 (b) ..... 154,488
100,000
Cooperatieve Rabobank UA , 4.500% ,
1/11/21 ....................... 100,070
250,000
Credit Agricole SA , 1.654% , (LIBOR USD
3-Month plus 1.43%) , 1/10/22 (a) (b) ... 252,755
200,000
Fifth Third Bank N.A. , BKNT , 0.854% ,
(LIBOR USD 3-Month plus 0.64%) ,
2/1/22 (b) ...................... 201,195
250,000
Goldman Sachs Group, Inc. (The) , 1.325% ,
(LIBOR USD 3-Month plus 1.11%) ,
4/26/22 (b) ..................... 250,692
250,000
Goldman Sachs Group, Inc. (The) , 1.575% ,
(LIBOR USD 3-Month plus 1.36%) ,
4/23/21 (b) ..................... 250,712
100,000
Huntington Bancshares, Inc. , 2.300% ,
1/14/22 ....................... 101,801
250,000
Huntington National Bank (The) , 3.250% ,
5/14/21 ....................... 252,061
270,000
Lloyds Banking Group PLC , 1.039% ,
(LIBOR USD 3-Month plus 0.80%) ,
6/21/21 (b) ..................... 270,893
150,000
Macquarie Bank, Ltd. , 6.625% , 4/7/21 (a) . 152,341

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 200,000
Mitsubishi UFJ Financial Group, Inc. ,
0.865% , (LIBOR USD 3-Month plus
0.65%) , 7/26/21 (b) ............... $ 200,604
250,000
Morgan Stanley , MTN , 2.625% , 11/17/21 . 254,935
250,000
NatWest Markets PLC , 1.651% ,
(LIBOR USD 3-Month plus 1.40%) ,
9/29/22 (a) (b) ................... 253,054
250,000
PNC Bank N.A. , BKNT , 0.717% , (LIBOR
USD 3-Month plus 0.50%) , 7/27/22 (b) . 251,474
200,000
Royal Bank of Canada , GMTN , 0.944% ,
(LIBOR USD 3-Month plus 0.73%) ,
2/1/22 (b) ...................... 201,402
90,000
Santander UK Group Holdings PLC ,
3.125% , 1/8/21 .................. 90,020
250,000
Standard Chartered PLC , 2.744% ,
(LIBOR USD 3-Month plus 1.20%) ,
9/10/22 (a) (d) ................... 253,551
150,000
Sumitomo Mitsui Financial Group, Inc. ,
2.934% , 3/9/21 .................. 150,719
200,000
UBS Group AG , 2.004% , (LIBOR USD
3-Month plus 1.78%) , 4/14/21 (a) (b) ... 200,927
5,013,796
Biotechnology — 0 .9%
296,000
AbbVie, Inc. , 2.300% , 5/14/21 ........ 297,638
Chemicals — 3 .6%
350,000
Albemarle Corp. , 1.271% , (LIBOR USD
3-Month plus 1.05%) , 11/15/22 (b) .... 349,171
160,000
FMC Corp. , 3.950% , 2/1/22 .......... 164,610
350,000
Nutrition & Biosciences, Inc. , 0.697% ,
9/15/22 (a) ..................... 351,050
275,000
Westlake Chemical Corp. , 3.600% , 7/15/22 284,918
1,149,749
Commercial Services — 0 .6%
100,000
ERAC USA Finance, LLC , 2.600% ,
12/1/21 (a) ..................... 101,729
100,000
ERAC USA Finance, LLC , 4.500% ,
8/16/21 (a) ..................... 102,531
204,260
Construction Materials — 0 .8%
240,000
Vulcan Materials Co. , 0.875% , (LIBOR
USD 3-Month plus 0.65%) , 3/1/21 (b) .. 240,102
Diversified Financial Services — 4 .9%
150,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust , 3.950% , 2/1/22 . 154,240
225,000
Air Lease Corp. , 3.500% , 1/15/22 ...... 231,550
150,000
Ally Financial, Inc. , 4.250% , 4/15/21 .... 151,544
340,000
Intercontinental Exchange, Inc. , 0.867% ,
(LIBOR USD 3-Month plus 0.65%) ,
6/15/23 (b) ..................... 340,888
325,000
Park Aerospace Holdings, Ltd. , 3.625% ,
3/15/21 (a) ..................... 325,877
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Diversified Financial Services — (continued)
$ 200,000
Siemens Financieringsmaatschappij NV ,
0.829% , (LIBOR USD 3-Month plus
0.61%) , 3/16/22 (a) (b) ............. $ 201,210
130,000
TD Ameritrade Holding Corp. , 0.644% ,
(LIBOR USD 3-Month plus 0.43%) ,
11/1/21 (b) ..................... 130,344
1,535,653
Diversified Telecommunication Services — 1 .8%
350,000
America Movil SAB de CV , 3.125% ,
7/16/22 ....................... 363,041
211,125
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC , 144A , 3.360% , 9/20/21 (a) ...... 213,110
576,151
Electric Utilities — 5 .2%
250,000
Alabama Power Co. , 3.950% , 6/1/21 .... 253,740
310,000
CenterPoint Energy, Inc. , 3.600% , 11/1/21 318,265
350,000
Dominion Energy, Inc. , STEP , 4.104% ,
4/1/21 ........................ 353,109
350,000
Duke Energy Progress, LLC , Series A ,
0.400% , (LIBOR USD 3-Month plus
0.18%) , 2/18/22 (b) ............... 350,061
200,000
Exelon Corp. , 3.497% , 6/1/22 ......... 208,038
150,000
San Diego Gas & Electric Co. , 3.000% ,
8/15/21 ....................... 152,470
1,635,683
Electrical Equipment — 1 .9%
315,000
Honeywell International, Inc. , 0.483% ,
8/19/22 ....................... 315,504
300,000
Roper Technologies, Inc. , 0.450% , 8/15/22 300,487
615,991
Energy Equipment & Services — 3 .3%
200,000
Enbridge, Inc. , 0.720% , (LIBOR USD
3-Month plus 0.50%) , 2/18/22 (b) ..... 200,102
190,000
Kinder Morgan Energy Partners L.P. ,
3.500% , 3/1/21 .................. 190,000
200,000
ONEOK, Inc. , 4.250% , 2/1/22 ......... 205,864
437,000
Sunoco Logistics Partners Operations L.P. ,
4.400% , 4/1/21 .................. 439,732
1,035,698
Equity Real Estate Investment Trusts (REITS)
— 3 .9%
265,000
American Tower Corp. , 4.700% , 3/15/22 . 278,082
200,000
Scentre Group Trust 1/Scentre Group Trust
2 , 2.375% , 4/28/21 (a) ............. 200,757
228,000
SL Green Operating Partnership L.P. ,
1.201% , (LIBOR USD 3-Month plus
0.98%) , 8/16/21 (b) ............... 227,470
179,000
Starwood Property Trust, Inc. , 5.500% ,
11/1/23 (a) ..................... 187,055
125,000
Ventas Realty L.P./Ventas Capital Corp. ,
3.250% , 8/15/22 ................. 129,694

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Equity Real Estate Investment Trusts (REITS)
— (continued)
$ 200,000
WEA Finance, LLC , 3.150% , 4/5/22 (a) .. $ 203,407
1,226,465
Food & Staples Retailing — 1 .9%
125,000
Cargill, Inc. , 3.250% , 11/15/21 (a) ...... 128,172
156,000
CVS Health Corp. , 0.950% , (LIBOR USD
3-Month plus 0.72%) , 3/9/21 (b) ...... 156,181
115,000
Macy's Retail Holdings, LLC , 3.450% ,
1/15/21 ....................... 114,425
90,000
Smithfield Foods, Inc. , 2.650% , 10/3/21 (a) 90,795
119,000
Smithfield Foods, Inc. , 3.350% , 2/1/22 (a) 120,636
610,209
Food Products — 0 .6%
175,000
Tyson Foods, Inc. , 2.250% , 8/23/21 ..... 176,675
Insurance — 4 .4%
19,000
Assurant, Inc. , 1.501% , (LIBOR USD
3-Month plus 1.25%) , 3/26/21 (b) ..... 19,000
350,000
Athene Global Funding , 3.000% , 7/1/22 (a) 361,931
290,000
Fidelity National Financial, Inc. , 5.500% ,
9/1/22 ........................ 312,425
165,000
Guardian Life Global Funding , 1.950% ,
10/27/21 (a) ..................... 167,280
150,000
Nationwide Financial Services, Inc. ,
5.375% , 3/25/21 (a) ............... 151,630
175,000
Principal Life Global Funding II , 2.375% ,
11/21/21 (a) ..................... 178,234
150,000
Protective Life Global Funding , 0.771% ,
(LIBOR USD 3-Month plus 0.52%) ,
6/28/21 (a) (b) ................... 150,359
58,000
Reliance Standard Life Global Funding II ,
3.050% , 1/20/21 (a) ............... 58,067
1,398,926
Media — 2 .4%
300,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital , 4.464% , 7/23/22 ........... 316,273
280,000
Interpublic Group of Cos., Inc. (The) ,
3.750% , 10/1/21 ................. 287,017
150,000
Omnicom Group, Inc./Omnicom Capital,
Inc. , 3.625% , 5/1/22 .............. 156,447
759,737
Metals & Mining — 1 .3%
200,000
Anglo American Capital PLC , 4.125% ,
4/15/21 (a) ..................... 201,595
200,000
Nucor Corp. , 4.125% , 9/15/22 ......... 210,735
412,330
Multiline Retail — 1 .0%
315,000
Family Dollar Stores, Inc. , 5.000% , 2/1/21 315,946
Oil, Gas & Consumable Fuels — 1 .8%
250,000
Ovintiv Exploration, Inc. , 5.750% , 1/30/22 259,663
51,000
Ovintiv, Inc. , 3.900% , 11/15/21 ........ 51,641
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Oil, Gas & Consumable Fuels — (continued)
$ 250,000
Southern California Gas Co. , 0.570% ,
(LIBOR USD 3-Month plus 0.35%) ,
9/14/23 (b) ..................... $ 250,049
561,353
Pharmaceuticals — 1 .8%
218,000
EMD Finance, LLC , 2.950% , 3/19/22 (a) . 223,825
332,000
Shire Acquisitions Investments Ireland
DAC , 2.400% , 9/23/21 ............ 336,330
560,155
Road & Rail — 1 .3%
275,000
Penske Truck Leasing Co. L.P./PTL
Finance Corp. , 3.375% , 2/1/22 (a) ..... 282,290
125,000
Ryder System, Inc. , MTN , 2.800% , 3/1/22 128,217
410,507
Semiconductors & Semiconductor Equipment
— 1 .5%
200,000
Broadcom Corp./Broadcom Cayman
Finance, Ltd. , 3.000% , 1/15/22 ....... 204,601
150,000
Lam Research Corp. , 2.800% , 6/15/21 ... 151,334
125,000
Microchip Technology, Inc. , 3.922% ,
6/1/21 ........................ 126,775
482,710
Telecommunication Services — 0 .5%
160,000
Verizon Communications, Inc. , 1.219% ,
(LIBOR USD 3-Month plus 1.00%) ,
3/16/22 (b) ..................... 161,745
Tobacco — 0 .5%
150,000
BAT Capital Corp. , 1.101% , (LIBOR USD
3-Month plus 0.88%) , 8/15/22 (b) ..... 151,053
Total Corporate Bonds
(Cost $ 20,727,737 ) ............... 20,810,050
MUNICIPAL BONDS — 2 .8%
Connecticut — 0 .6%
200,000
State Of Connecticut , CT, Public
Improvements, Taxable Revenue Bonds,
G.O., Series A , 3.000% , 7/1/21 ....... 202,676
Illinois — 0 .9%
275,000
Chicago O'Hare International Airport , IL,
Refunding, Taxable Revenue Bonds,
Series D , 0.959% , 1/1/23 ........... 275,489
Kansas — 0 .5%
150,000
Wyandotte County , KS, Advance
Refunding, Taxable Revenue Bonds,
Series B , 0.689% , 9/1/21 ........... 150,071

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2020 (Unaudited)
Continued
Principal
Amount Fair Value
MUNICIPAL BONDS — (continued)
Pennsylvania — 0 .8%
$ 250,000
Allegheny County , PA, Advance Refunding,
Taxable Revenue Bonds, G.O., Series
C79 , 0.573% , 11/1/22 ............. $ 249,942
Total Municipal Bonds
(Cost $ 876,425 ) ................. 878,178
U.S. TREASURY BILLS — 3 .0%
950,000
0.071% , 1/26/21 (e) ............... 949,973
Total U.S. Treasury Bills
(Cost $ 949,953 ) ................. 949,973
Shares
MONEY MARKET FUND — 2 .7%
841,544
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (f) ........
841,544
Total Money Market Fund
(Cost $ 841,544 ) ................. 841,544
Total Investments — 100 .7%
(Cost $ 31,790,357 ) ............................ 31,872,165
Net Other Assets (Liabilities) — ( 0 .7 ) % .............. (222,524)
NET ASSETS — 100.0% .......................
$ 31,649,641
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2020. The maturity date reflected is the final maturity date.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2020. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Yield to maturity at time of purchase.
(f) Represents the current yield as of report date.
BKNT Bank Note
GMTN Global Medium Term Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Ultra Short Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
December 31, 2020 (Unaudited)
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Ultra Short Bond Fund ................ $ 841,544 (a) $ 31,030,621 (b) $ — $ 31,872,165
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
December 31, 2020 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.